FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------
Check here if Amendment [ ]; Amendment Number: ______


This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


Name:    Palisades Investment Partners, LLC
         ---------------------------------------------
Address: 1453 Third Street Promenade
         ---------------------------------------------
         Suite 310
         ---------------------------------------------
         Santa Monica, CA  91106
         ---------------------------------------------

Form 13F File Number: 28-_12995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
         ---------------------------------------------
Title:   Chairman, CIO, CCO
         ---------------------------------------------
Phone:   310-656-6300
         ---------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Quinn R. Stills        Santa Monica, CA         2/6/12
----------------------------   ----------------         ------
         (Signature)            (City, State)           (Date)

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number              Name

28- ________________              _____________________

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ----------------
Form 13F Information Table Entry Total:        56
                                        ----------------
Form 13F Information Table Value Total:     310,617
                                        ----------------
                                           (thousands)
List of Other Included Managers:


NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.           Form 13F File Number              Name

   __            28-__________                     _____________________

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
--------                         --------         --------  --------       --------       --------   --------          --------
                                                              VALUE   SHRS OF   SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN CALL DISCRTION  MANAGERS SOLE    SHARED    NONE
--------------                   --------------   -----     --------  -------   --- ---- ---------  -------- ----    ------    ----
ADVANCE AUTO PARTS INC                 COM       00751Y106     3,081    44,250  SH         SOLE               10,700          33,550
ARKANSAS BEST CORP                     COM       040790107     1,656    85,960  SH         SOLE               21,200          64,760
AGCO CORP                              COM       001084102     4,147    96,500  SH         SOLE               24,000          72,500
ACTIVISION BLIZZARD, INC               COM       00507V109    10,513   853,300  SH         SOLE              215,300         638,000
GENERAL CABLE CORP                     COM       369300108       312    12,469  SH         SOLE                3,219           9,250
BAKER HUGHES INC                       COM       057224107     2,646    54,404  SH         SOLE               13,600          40,804
AVIS BUDGET GROUP                      COM       053774105     5,678   529,693  SH         SOLE              131,800         397,893
CHICAGO BRIDGE & IRON COMPANY NV N Y REGISTRY SH 167250109     3,292    87,100  SH         SOLE               23,000          64,100
CELGENE CORP                           COM       151020104     4,901    72,500  SH         SOLE               18,200          54,300
CIGNA CORPORATION                      COM       125509109     7,610   181,200  SH         SOLE               45,700         135,500
CIT GROUP INC                        COM NEW     125581801     3,225    92,500  SH         SOLE               23,500          69,000
COMERICA INC                           COM       200340107     3,351   129,900  SH         SOLE               33,000          96,900
COMCAST CORP NEW                      CL A       20030N101    13,857   584,429  SH         SOLE              149,600         434,829
CAPITAL ONE FIN                        COM       14040H105    13,440   317,800  SH         SOLE               81,400         236,400
COVIDIEN                               SHS       G2554F113     6,242   138,671  SH         SOLE               36,300         102,371
COVENTRY HEALTH                        COM       222862104     4,631   152,486  SH         SOLE               39,100         113,386
CHEVRON CORP NEW                       COM       166764100    15,272   143,534  SH         SOLE               36,700         106,834
DISCOVER FINANCIAL SVS                 COM       254709108    14,178   590,743  SH         SOLE              150,100         440,643
DELPHI AUTOMOTIVE PLC                  SHS       G27823106     1,484    68,900  SH         SOLE               18,000          50,900
DIRECTV                             COM CL A     25490A101     3,836    89,700  SH         SOLE               22,100          67,600
EBAY INC                               COM       278642103     5,855   193,051  SH         SOLE               49,100         143,951
ERICSSON LM TEL                   ADR B SEK 10   294821608     3,191   315,010  SH         SOLE               83,780         231,230
EATON CORP                             COM       278058102     5,808   133,430  SH         SOLE               34,600          98,830
GENERAL ELECTRIC                       COM       369604103     6,828   381,237  SH         SOLE               98,850         282,387
HALLIBURTON                            COM       406216101     3,626   105,083  SH         SOLE               26,500          78,583
HEALTH MGMT ASS                       CL A       421933102     4,238   575,099  SH         SOLE              137,800         437,299
HARLEY DAVIDSON                        COM       412822108     8,151   209,687  SH         SOLE               52,100         157,587
INTERNATIONAL BUSINESS MACHINES        COM       459200101     9,065    49,298  SH         SOLE               12,400          36,898
J2 GLOBAL INC                          COM       48123V102     1,808    64,251  SH         SOLE               16,000          48,251
JP MORGAN CHASE & CO                   COM       46625H100     2,002    60,202  SH         SOLE               14,200          46,002
KORN FERRY INTL                      COM NEW     500643200       311    18,211  SH         SOLE                4,528          13,683
LIFEPOINT HOSPITALS INC                COM       53219L109     1,690    45,500  SH         SOLE               11,600          33,900
LYONDELLBASELL                       SHS - A     N53745100     2,924    90,000  SH         SOLE               22,700          67,300
MACY'S INC.                            COM       55616P104     5,339   165,900  SH         SOLE               40,900         125,000
MCKESSON CORPORATION                   COM       58155Q103     6,077    78,000  SH         SOLE               19,500          58,500
MOTOROLA SOLUTIONS INC.              COM NEW     620076307     7,784   168,150  SH         SOLE               42,500         125,650
MYLAN INC                              COM       628530107     2,704   126,000  SH         SOLE               31,900          94,100
NCR CORP                               COM       62886E108     8,376   508,900  SH         SOLE              129,300         379,600
INSPERITY, INC.                        COM       45778Q107     1,224    48,300  SH         SOLE               12,000          36,300
NU SKIN ENTERPRISES INC.              CL A       67018T105     1,506    31,000  SH         SOLE                7,500          23,500
NEWS CORP                             CL A       65248E104     9,589   537,500  SH         SOLE              135,700         401,800
OMNICOM GROUP                          COM       681919106     7,921   177,672  SH         SOLE               45,300         132,372
OM GROUP INC                           COM       670872100     1,451    64,800  SH         SOLE               16,500          48,300
SIGNET JEWELERS LIMITED                SHS       G81276100     3,904    88,810  SH         SOLE               22,600          66,210
SIRIUS XM RADIO INC.                   COM       82967N108     7,755 4,261,200  SH         SOLE            1,080,500       3,180,700
SLM CORP                               COM       78442P106     1,695   126,514  SH         SOLE               31,600          94,914
SUNTRUST BKS INC                       COM       867914103     2,912   164,500  SH         SOLE               41,600         122,900
TESORO CORPORATION                     COM       881609101     2,511   107,500  SH         SOLE               27,200          80,300
UNITEDHEALTH GROUP                     COM       91324P102    10,297   203,179  SH         SOLE               51,178         152,001
UNITED TECHNOLGIES                     COM       913017109    11,010   150,636  SH         SOLE               37,600         113,036
VALUECLICK INC                         COM       92046N102     5,118   314,180  SH         SOLE               80,900         233,280
VIACOM INC. "B"                       CL B       92553P201     7,414   163,266  SH         SOLE               40,500         122,766
WESCO INTERNATIONAL                    COM       95082P105     2,050    38,681  SH         SOLE                9,800          28,881
WELLS FARGO CO                         COM       949746101     7,467   270,924  SH         SOLE               68,840         202,084
EXXON MOBIL CORP                       COM       30231G102     6,441    75,994  SH         SOLE               20,100          55,894
ZIONS BANCORP                          COM       989701107    11,223   689,382  SH         SOLE              174,900         514,482